Schedule I - Condensed Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,552	$ 2,648	$ 5,164	$ 5,284	$ 13,909	$ 13,864	$ 13,568
Depreciation and amortization	100	102	200	200	403	388	376
Other income, net	(12)	(10)	(23)	(20)	(44)	(51)	(112)
Total operating expenses	975	977	1,962	1,962	4,388	4,279	3,994
Other (expense) income:
Interest expense, net	(103)	(112)	(215)	(240)	(442)	(521)	(447)
Earnings before income taxes	(56)	(62)	(154)	(195)	150	132	344
Income tax (benefit) expense	(20)	(28)	(58)	(94)	(1)	(35)	40
Net earnings	(36)	(34)	(96)	(101)	151	167	304
Comprehensive income					153	247	340
Parent company
Condensed Financial Statements, Captions [Line Items]
Revenues					0	0	23
General and administrative expenses					24	20	32
Depreciation and amortization					5	6	14
Other income, net					0	(1)	(51)
Total operating expenses					29	25	(5)
Other (expense) income:
Interest expense, net					(77)	(133)	(132)
Intercompany interest expense, net					(6)	(4)	(1)
Equity in pre-tax earnings of consolidated subsidiaries					260	295	457
Earnings before income taxes					148	133	352
Income tax (benefit) expense					(1)	(35)	40
Net earnings					$ 149	$ 168	$ 312